Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 062
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements	Fair Value Measurements
Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, provides the framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under ASC 820 are described as follows:
Level 1:    Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
Level 2:    Inputs to the valuation methodology include:
•quoted prices for similar assets or liabilities in active markets;
•quoted prices for identical or similar assets or liabilities in inactive markets;
•inputs other than quoted prices that are observable for the asset or liability; and
•inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.
Level 3:    Inputs to the valuation methodology are unobservable and significant to the fair value measurement.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation techniques and inputs used for each general type of assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds and common shares fair values are determined utilizing quoted market prices reported on the active market on which they are traded.

The common collective trusts (“CCTs”) are valued utilizing the respective net asset values as reported by such trusts, which are reported at fair value. The net asset value is used as a practical expedient to estimate fair value. The fair value has been determined by the trustee sponsoring the CCT by dividing the trust’s net assets at fair value by its units outstanding at the valuation dates. There are no restrictions as to the redemption of these investments, nor does the Plan have any contractual obligations to further invest in any of these CCTs.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

The following tables set forth by level, within the fair value hierarchy, the fair value of the Plan’s assets held outside of the Stable Value Master Trust as of December 31, 2025 and 2024:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Mutual funds	$21,139,289	$—	$—	$21,139,289
Cardinal Health, Inc., common shares	9,365,457	—	—	9,365,457
Total assets in the fair value hierarchy	$30,504,746	$—	$—	$30,504,746
Common collective trusts measured at net asset value				25,001,898
Total assets at fair value				$55,506,644

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Mutual funds	$17,136,052	$—	$—	$17,136,052
Cardinal Health, Inc., common shares	5,417,003	—	—	5,417,003
Total assets in the fair value hierarchy	$22,553,055	$—	$—	$22,553,055
Common collective trusts measured at net asset value				21,539,472
Total assets at fair value				$44,092,527